Share warrant obligation (Tables)	12 Months Ended
Dec. 31, 2022
Share warrant obligation.
Schedule of fair value of warrants

	December 31, 2021	December 31, 2022
Risk free rate	forward USD overnight index swap (OIS) rates (curve 42)	forward USD overnight index swap (OIS) rates (curve 42)
Volatility	forward implied volatility rates based on volatilities of publicly traded peers	forward implied volatility rates based on volatilities of publicly traded peers
Starting share price[1]	8.06	4.63
Expected warrant life (years)	4.7	3.7

Schedule of warrant obligation

		Private
	Public Warrants	Warrants	Total
Balance at August 27, 2021	12,606	19,503	32,109
Fair value adjustment	(2,234)	(7,846)	(10,080)
Balance at December 31, 2021	10,372	11,657	22,029

		Private
	Public Warrants	Warrants	Total
Balance at January 1, 2022	10,372	11,657	22,029
Fair value adjustment	(2,797)	(6,197)	(8,994)
Balance at December 31, 2022	7,575	5,460	13,035